Investor Shares [Member] Expense Example, No Redemption - Investor - Western Asset Institutional Liquid Reserves - Investor Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 24
Expense Example, No Redemption, 3 Years	1,807
Expense Example, No Redemption, 5 Years	3,456
Expense Example, No Redemption, 10 Years	$ 7,054